UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549

                                FORM 13F

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment            [  ]; Amendment Number:
This Amendment (check only one):   [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Martin Capital Management, LLP
Address:    300 NIBCO Parkway
            Suite 301
            Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      TODD B. MARTIN

Title:     MANAGING PARTNER
Phone:     (574) 293-2077


Signature, Place, and Date of Signing:

          /s/Todd B. Martin             Elkhart , IN            11/11/08
          -----------------             ------------            --------
          [Signature]                   [City, State]           [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     218,162

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] None

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PAR AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -----
AMERICAN EXPRESS CO.           COM              025816109      616   17375 SH       SOLE               17375
BANK OF AMERICA CORPORATION    COM              060505104      564   16100     CALL
BERKSHIRE HATHAWAY - B         COM              084670207    15224    3464 SH       SOLE                3412           52
BROWN & BROWN, INC.            COM              115236101    44141 2041670 SH       SOLE             2010075        31595
EMMIS COMM.CL A                COM              291525103     2868 2956291 SH       SOLE             2865944        90347
FEDERAL NATIONAL MTG. ASSN.    COM              313586109       31   20000 SH       SOLE               20000
(FANNIE MAE)
FIFTH THIRD                    COM              316773100    10553  886810 SH       SOLE              874825        11985
FREDDIE MAC                    COM              313400301       34   20000 SH       SOLE               20000
GANNETT CO INC                 COM              364730101    21698 1283175 SH       SOLE             1264930        18245
GANNETT CO INC                 COM              364730101     2901  171600     CALL
GENERAL ELECTRIC CO.           COM              369604103     9338  366200 SH       SOLE              361450         4750
INTEL CORP.                    COM              458140100      463   24700 SH       SOLE               24700
JOHNSON & JOHNSON              COM              478160104      530    7650 SH       SOLE                7650
LAMAR ADV.                     COM              512815101     8881  287515 SH       SOLE              284070         3445
LEE ENTERPRISES, INC.          COM              523768109       89   25350 SH       SOLE               22650         2700
LEE ENTERPRISES, INC.          COM              523768109      110   31500     CALL
LOWE'S COS, INC.               COM              548661907    22976  969865 SH       SOLE              958825        11040
MCDONALD'S CORP.               COM              580135101      309    5000 SH       SOLE                5000
McGRAW-HILL COS.               COM              580645109     8838  279590 SH       SOLE              276705         2885
MERCK & CO.                    COM              589331107      252    8000 SH       SOLE                8000
MICROSOFT CORP.                COM              594918104      715   26800 SH       SOLE               26800
MOHAWK INDUSTRIES, INC.        COM              608190104    22646  336038 SH       SOLE              331065         4973
PEPSICO, INC.                  COM              713448108      698    9800 SH       SOLE                9800
POOL CORP.                     COM              73278L105    15598  668560 SH       SOLE              658655         9905
PROGRESSIVE CORP.              COM              743315103    14522  834574 SH       SOLE              823079        11495
SIMPSON MANUFACTURING CO.      COM              829073105      276   10200 SH       SOLE               10200
SKYLINE CORPORATION            COM              830830105      288   10900 SH       SOLE               10900
UNITED HEALTH GROUP INC.       COM              91324P102     1211   47700 SH       SOLE               47700
WAL MART STORES                COM              931142103     1955   32650 SH       SOLE               32650
WALT DISNEY CO.                COM              254687106      325   10600 SH       SOLE               10600
WELLPOINT INC.                 COM              94973V107     9293  198705 SH       SOLE              195520         3185
WYETH                          COM              983024100      218    5900 SH       SOLE                5900